Note 28 - Financial Instruments and Risks - Sensitivity Analysis of Financial Instruments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Total risk exposures [member]
Statement Line Items [Line Items]
Fair value of hedges and transactions	R$ 0
Sensitivity value level, probable scenario	0
Sensitivity value level, adverse scenario	0
Sensitivity value level, remote scenario	0
Commodities risk portion of cost exposure [member] | Commodities hedge [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	414,100
Sensitivity value level, probable scenario	320,900
Sensitivity value level, adverse scenario	(380,900)
Sensitivity value level, remote scenario	(1,175,900)
Input purchases affecting the commodity risk portion of cost exposure [member] | Commodities hedge [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(320,900)
Sensitivity value level, adverse scenario	380,900
Sensitivity value level, remote scenario	1,175,900
Fair value of hedging instrument transactions	(414,100)
Input purchases affecting the commodity risk portion of cost exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	439,400
Sensitivity value level, adverse scenario	4,170,700
Sensitivity value level, remote scenario	8,103,700
Fair value of hedging instrument transactions	237,800
Foreign exchange risk portion of cost exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(237,800)
Sensitivity value level, probable scenario	(439,400)
Sensitivity value level, adverse scenario	(4,170,700)
Sensitivity value level, remote scenario	(8,103,700)
Total cost exposure [member] | Commodities and foreign exchange hedges [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	0
Sensitivity value level, adverse scenario	0
Sensitivity value level, remote scenario	0
Fair value of hedging instrument transactions	0
Foreign currency risk portion of fixed assets exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(55,400)
Sensitivity value level, adverse scenario	(330,100)
Sensitivity value level, remote scenario	(607,900)
Fair value of hedging instrument transactions	(52,200)
Capex Purchases affecting the foreign currency exchange risk portion of the fixed assets exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	52,200
Sensitivity value level, probable scenario	55,400
Sensitivity value level, adverse scenario	330,100
Sensitivity value level, remote scenario	607,900
Total fixed asset exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Fair value of hedges and transactions	0
Sensitivity value level, probable scenario	0
Sensitivity value level, adverse scenario	0
Sensitivity value level, remote scenario	0
Foreign currency exchange risk portion of expenses exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(17,600)
Sensitivity value level, probable scenario	(18,600)
Sensitivity value level, adverse scenario	(109,100)
Sensitivity value level, remote scenario	(200,600)
Expenses that affect the foreign currency exchange risk portion of expenses exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	18,600
Sensitivity value level, adverse scenario	109,100
Sensitivity value level, remote scenario	200,600
Fair value of hedging instrument transactions	17,600
Total expenses exposure [member] | Foreign currency exchange hedge [member]
Statement Line Items [Line Items]
Fair value of hedges and transactions	0
Sensitivity value level, probable scenario	0
Sensitivity value level, adverse scenario	0
Sensitivity value level, remote scenario	R$ 0